Volkswagen Auto Loan Enhanced Trust 2012-1	Amended Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-29-2014	PAGE 1

A.	DATES

				Begin	End	# days
1	Determination Date				12/18/2014
2	Payment Date				12/22/2014
3	Collection Period			11/2/2014	11/29/2014	28
4	Monthly Interest Period - Actual/360			11/20/2014	12/21/2014	32
5	Monthly Interest - 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	244,000,000.00	—	—	—	—
7	Class A-2 Notes	385,000,000.00	—	—	—	—
8	Class A-3 Notes	490,000,000.00	130,781,013.63	16,592,273.22	114,188,740.41	0.2330382
9	Class A-4 Notes	131,000,000.00	131,000,000.00	—	131,000,000.00	1.0000000

10	Total Securities	$1,250,000,000.00	$261,781,013.63	$16,592,273.22	$245,188,740.41

11	Overcollateralization	38,659,864.85	38,659,864.85		38,659,864.85

12	Adjusted Pool Balance	$1,288,659,864.85	$300,440,878.48	$16,592,273.22	$283,848,605.26

13	YSOC	62,838,901.04	11,864,578.14		10,988,334.31

14	Net Pool Balance	$1,351,498,765.89	$312,305,456.62	$16,592,273.22	$294,836,939.57

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.43878%	—	—	—	—
16	Class A-2 Notes	0.61000%	—	—	—	—
17	Class A-3 Notes	0.85000%	92,636.55	0.1890542	16,684,909.77	34.0508363
18	Class A-4 Notes	1.15000%	125,541.67	0.9583333	125,541.67	0.9583333

	Total Securities		218,178.22		16,810,451.44

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					10,947,588.60
20	Scheduled Interest Payments Received					725,694.19
21	Prepayments of Principal Received					517,519.46
22	Liquidation Proceeds					5,745,539.02
23	Recoveries Received					135,452.72
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					18,071,793.99

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					385.08

28	Total Available Funds, prior to Servicer Advances					18,072,179.07

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					18,072,179.07

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					18,072,179.07

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					260,254.55
35	Class A Noteholder Interest (Item 50)					218,178.22
36	Principal Distribution Amount (Item 75)					16,592,273.22
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					1,001,473.08

		Due	Shortfall	Paid
	Distribution Detail:
41	Servicing Fees	260,254.55	—	260,254.55

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	92,636.55	—	92,636.55
45	Class A-4 Interest	125,541.67	—	125,541.67
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	218,178.22	—	218,178.22

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			300,440,878.48
52	Beginning Net Pool Balance		312,305,456.62
53	Receipts of Scheduled Principal		(10,947,588.60)
54	Receipts of Prepaid Principal		(517,519.46)
55	Liquidation Proceeds		(5,745,539.02)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(257,869.97)

59	Ending Net Pool Balance		294,836,939.57
60	Yield Supplement Overcollateralization Amount		10,988,334.31

61	Adjusted Pool Balance		283,848,605.26
62	Less: Adjusted Pool Balance - End of Collection Period			283,848,605.26

63	Calculated Principal Distribution Amount			16,592,273.22

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			18,072,179.07
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			260,254.55
67	Less: Interest Paid to Noteholders (Item 35)			218,178.22
68	Less: Calculated Principal Distribution (Item 63)			16,592,273.22

69	Equals: Remaining Available Funds before Servicer Advance			1,001,473.08
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			1,001,473.08
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			16,592,273.22

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,299.32, and (b) the aggregate note balance)			6,443,299.32
81	Initial Reserve Account Balance			1,288,659.86
82	Beginning Reserve Account Balance			6,443,299.32
83	Plus: Net Investment Income for the Collection Period			385.08

84	Subtotal: Reserve Fund Available for Distribution			6,443,684.40
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,443,684.40
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			385.08

89	Equals: Ending Reserve Account Balance			6,443,299.32

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS

			Initial	Current
	Collateral Pool Balance Data:
91	Net Pool Balance		1,351,498,766	294,836,940
92	Number of Current Contracts		56,817	29,559
93	Weighted Average Loan Rate		3.15%	2.99%
94	Average Remaining Term		57.9	25.9
95	Average Original Term		62.5	64.7
96	Monthly Prepayment Rate			1.19%

			Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		18	259,451.89
98	Liquidation Proceeds on Related Vehicles			1,581.92
99	Recoveries Received on Receivables Previously Charged Off			135,452.72

100	Net Principal Losses for Current Collection Period		18	122,417.25

101	Beginning Net Principal Losses		690	7,625,953.09
102	Net Principal Losses for Current Collection Period		18	122,417.25

103	Cumulative Net Principal Losses		708	7,748,370.34

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,351,498,765.89)			0.57%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile - End of Period:
105	Current	98.80%	29,283	291,310,123.28
106	31 - 60 Days Delinquent	1.00%	229	2,957,040.74
107	61 - 90 Days Delinquent	0.19%	47	569,775.55

108	Total	100.00%	29,559	294,836,939.57

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month